Summary Prospectus	April 30, 2012

Invesco V.I. Government Securities Fund

Series I shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2012, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.46%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.29

Total Annual Fund Operating Expenses	0.75

Fee Waiver and/or Expense Reimbursement[1]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70

1	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.70% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$72	$235	$412	$926

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The principal type of fixed income securities purchased by the Fund are U.S. Treasury and agency holdings, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, bullet maturity debt bonds with stated maturity date and callable bonds that can be redeemed by the issuer prior to their stated maturity date. The Fund may also enter into reverse repurchase agreements. The Fund often uses U.S. Treasury futures and dollar rolls transactions to gain exposure to the

1        Invesco V.I. Government Securities Fund

VIGOV-SUMPRO-1

U.S. Treasury and agency mortgage-backed security markets while deploying Fund assets in other securities.

The Fund can invest in derivatives, including interest rate futures.

The Fund uses interest rate futures to manage unwanted yield curve and aggregate duration exposures created by other investment decisions. These instruments may also be used to replicate cash investment strategies more efficiently. An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities. The purchase and sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning, sector exposure), need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended December 31, 2008): 7.41%
Worst Quarter (ended June 30, 2009): -2.07%

2        Invesco V.I. Government Securities Fund

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/5/1993)	7.91%	6.31%	4.97%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	7.84	6.50	5.78

Barclays U.S. Government Index (reflects no deductions for fees, expenses or taxes)	9.02	6.56	5.59

Lipper VUF General U.S. Government Funds Index	9.17	6.20	5.28

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clint Dudley	Portfolio Manager	2009

Brian Schneider	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Government Securities Fund

invesco.com/us  VIGOV-SUMPRO-1

Summary Prospectus	April 30, 2012

Invesco V.I. Government Securities Fund

Series II shares

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2012, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.46%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.29

Total Annual Fund Operating Expenses	1.00

Fee Waiver and/or Expense Reimbursement[1]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95

1	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 0.95% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$97	$313	$548	$1,220

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The principal type of fixed income securities purchased by the Fund are U.S. Treasury and agency holdings, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, bullet maturity debt bonds with stated maturity date and callable bonds that can be redeemed by the issuer prior to their stated maturity date. The Fund may also enter into reverse repurchase agreements. The Fund often uses U.S. Treasury futures and dollar rolls transactions to gain exposure to the

1        Invesco V.I. Government Securities Fund

VIGOV-SUMPRO-2

U.S. Treasury and agency mortgage-backed security markets while deploying Fund assets in other securities.

The Fund can invest in derivatives, including interest rate futures.

The Fund uses interest rate futures to manage unwanted yield curve and aggregate duration exposures created by other investment decisions. These instruments may also be used to replicate cash investment strategies more efficiently. An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities will typically depend on economic fundamentals, credit-related fundamentals, market supply and demand dynamics, market dislocations, and situation-specific opportunities. The purchase and sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning, sector exposure), need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

2        Invesco V.I. Government Securities Fund

Annual Total Returns

Best Quarter (ended December 31, 2008): 7.33%
Worst Quarter (ended June 30, 2009): -2.08%

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	10
	Year	Years	Years

Series II shares: Inception (9/19/2001)	7.63%	6.04%	4.70%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	7.84	6.50	5.78

Barclays U.S. Government Index (reflects no deductions for fees, expenses or taxes)	9.02	6.56	5.59

Lipper VUF General U.S. Government Funds Index	9.17	6.20	5.28

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clint Dudley	Portfolio Manager	2009

Brian Schneider	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco V.I. Government Securities Fund

invesco.com/us  VIGOV-SUMPRO-2